Leases (Tables)	12 Months Ended
Dec. 31, 2022
Leases [Abstract]
Schedule of maturity of lease liability

Maturity of Lease Liabilities	Operating lease liabilities	Finance lease liability	Total Amount
2023	$64,364	$18,871	$83,235
2024	—	18,871	18,871
2025	—	18,871	18,871
2026	—	17,299	17,299
Total future minimum lease payments	64,364	73,912	138,276
Less: Imputed interest	(2,251)	(10,639)	(12,890)
Present value of lease liabilities	$62,113	$63,273	$125,386
Remaining lease term (in years)	0.81	3.92